Description of Organization and Business Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 18, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 29, 2010
Description of Organization and Business Operations [Abstract]
Entity date of incorporation	Mar. 14, 2008
Entity date of Initial Public Offering	Jul. 01, 2008
Navios Holdings' voting interest in Navios Acquisition	42.90%
Navios Holdings' economic interest in Navios Acquisition	46.10%
Common stock shares outstanding	152,104,742		151,664,942
Preferred stock shares outstanding	4,378		4,540
Preferred stock shares issued	4,378		4,540
Puttable Common Stock
Common stock shares outstanding	375,000		0	0
Series A Convertible Preferred Stock
Preferred stock shares issued	3,000
Series B Convertible Preferred Stock
Preferred stock shares issued	378				540
Series C Convertible Preferred Stock
Preferred stock shares issued	1,000
Series D Convertible Preferred Stock
Preferred stock shares outstanding	475		1,200	1,200
Preferred stock shares issued	475		1,200
Navios Midstream | Subordinated Series A Units
Units exchanged		1,592,920
Nave Celeste and C. Dream | Navios Midstream
Sale price		$ 100,000
Cash received		$ 73,000